UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2016

MARTIN CURRIE

EMERGING MARKETS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Martin Currie Emerging Markets Fund for the six-month reporting period ended March 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

II	Martin Currie Emerging Markets Fund

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended March 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s initial reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.5%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in March 2016 unemployment was 5.0%, close to its lowest level since February 2008.

Turning to the global economy, in its April 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “Global recovery continues, but at an ever-slowing and increasingly fragile pace. The months since the last World Economic Outlook Update have seen a renewed episode of global asset market volatility, some loss of growth momentum in the advanced economies, and continuing headwinds for emerging market economies and lower-income countries.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.5%, versus 1.6% in 2015. Japan’s economy is expected to expand 0.5% in 2016, the same as in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Martin Currie Emerging Markets Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the beginning of the reporting period, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, after keeping rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates six times from November 23, 2014 through October 23, 2015, with the last cut pushing rates down to 4.35%.

Q. What factors impacted emerging market equities during the reporting period?

A. As was the case in the U.S., emerging market equities were also volatile during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index (Net)v rallied sharply in October 2015, but then declined over the next four months of the reporting period. This turnaround was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, sharply falling commodity prices, uncertainties surrounding future Fed actions and several geopolitical issues. However, emerging market equities then posted a double-digit gain in March 2016. Investor sentiment for the asset class improved as oil prices moved higher and global monetary policy remained accommodative. All told, the MSCI Emerging Markets Index (Net) generated a solid 6.41% return over the six months ended March 31, 2016.

IV	Martin Currie Emerging Markets Fund

Performance review

For the six months ended March 31, 2016, Class I shares of Martin Currie Emerging Markets Fund returned 6.91%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index (Net), returned 6.41% for the same period. The Lipper Emerging Markets Funds Category Average1 returned 4.60% over the same time frame.

Performance Snapshot as of March 31, 2016 (unaudited)
6 months
Martin Currie Emerging Markets Fund:
Class FI	6.68%
Class I	6.91%
Class IS	6.93%
MSCI Emerging Markets Index (Net)	6.41%
Lipper Emerging Markets Funds Category Average[1]	4.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual operating expense ratios for Class FI, Class I and Class IS shares were 16.13%, 16.86% and 15.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets, will not exceed 1.50% for Class FI shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 875 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Martin Currie Emerging Markets Fund	V

Investment commentary (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may be significantly overweight to underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or sectors. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. In addition to the Fund’s operating expenses, the Fund will indirectly bear the operating expenses of any underlying funds. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index is calculated assuming the minimum possible dividend reinvestment.

VI	Martin Currie Emerging Markets Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2016 and September 30, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2015 and held for the six months ended March 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	6.68%	$1,000.00	$1,066.80	1.50%	$7.75	Class FI	5.00%	$1,000.00	$1,017.50	1.50%	$7.57
Class I	6.91	1,000.00	1,069.10	1.14	5.90	Class I	5.00	1,000.00	1,019.30	1.14	5.76
Class IS	6.93	1,000.00	1,069.30	1.01	5.22	Class IS	5.00	1,000.00	1,019.95	1.01	5.10

2	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

[1]	For the six months ended March 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2016

Martin Currie Emerging Markets Fund

Security	Shares	Value
Common Stocks — 87.4%
Consumer Discretionary — 10.2%
Auto Components — 1.8%
Hyundai Mobis Co., Ltd.	218	$47,446	(a)
Automobiles — 1.7%
Brilliance China Automotive Holdings Ltd.	42,000	43,472	(a)
Hotels, Restaurants & Leisure — 1.2%
Genting Malaysia Berhad	26,800	31,183	(a)
Media — 3.9%
Naspers Ltd.	743	103,382	(a)
Multiline Retail — 1.6%
Woolworths Holdings Ltd.	6,810	41,338	(a)
Total Consumer Discretionary		266,821
Consumer Staples — 3.0%
Beverages — 0.9%
AMBEV SA	4,300	22,507
Food & Staples Retailing — 1.0%
BGF Retail Co., Ltd.	180	25,807	(a)
Personal Products — 1.1%
LG Household & Health Care Ltd.	35	28,914	(a)
Total Consumer Staples		77,228
Energy — 5.0%
Oil, Gas & Consumable Fuels — 5.0%
CNOOC Ltd.	52,000	60,927 (a)
Cosan Ltd., Class A Shares	5,700	28,044
Lukoil PJSC, ADR	1,107	42,426 (a)
Total Energy		131,397
Financials — 23.1%
Banks — 18.6%
Banco Santander Chile, ADR	2,000	38,700
Credicorp Ltd.	581	76,117
CTBC Financial Holding Co., Ltd.	129,315	68,243 (a)
Grupo Financiero Banorte SAB de CV, Class O Shares	7,600	43,069
HDFC Bank Ltd., ADR	900	55,467
Industrial & Commercial Bank of China Ltd., Class H Shares	213,000	119,487 (a)
OTP Bank PLC	1,324	33,163 (a)
PT Bank Rakyat Indonesia (Persero) Tbk	48,700	41,943 (a)
State Bank of India, GDR	300	8,790 (b)
Total Banks		484,979

See Notes to Financial Statements.

4	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

Martin Currie Emerging Markets Fund

Security	Shares	Value
Insurance — 3.2%
AIA Group Ltd.	10,200	$57,843	(a)
China Taiping Insurance Holdings Co., Ltd.	11,800	25,913	*(a)
Total Insurance		83,756
Real Estate Investment Trusts (REITs) — 1.3%
Macquarie Mexico Real Estate Management SA de CV	26,200	35,409	*
Total Financials		604,144
Health Care — 2.9%
Health Care Equipment & Supplies — 1.6%
St. Shine Optical Co., Ltd.	2,000	40,719	(a)
Pharmaceuticals — 1.3%
Aspen Pharmacare Holdings Ltd.	1,614	34,913	(a)
Total Health Care		75,632
Industrials — 3.4%
Commercial Services & Supplies — 0.8%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,571	21,480
Electrical Equipment — 0.4%
Jiangnan Group Ltd.	56,000	9,881	(a)
Road & Rail — 1.2%
Localiza Rent A Car SA	3,800	31,409
Transportation Infrastructure — 1.0%
Wilson Sons Ltd.	2,700	24,404
Total Industrials		87,174
Information Technology — 28.2%
Electronic Equipment, Instruments & Components — 1.3%
Delta Electronics Inc.	7,367	32,281	(a)
Internet Software & Services — 7.5%
Alibaba Group Holding Ltd., ADR	1,000	79,030	*
Tencent Holdings Ltd.	5,700	116,510	(a)
Total Internet Software & Services		195,540
IT Services — 3.6%
Cognizant Technology Solutions Corp., Class A Shares	800	50,160	*
EPAM Systems Inc.	600	44,802	*
Total IT Services		94,962
Semiconductors & Semiconductor Equipment — 8.1%
Media Tek Inc.	3,000	22,996	(a)
SK Hynix Inc.	1,194	29,418	(a)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,100	159,820
Total Semiconductors & Semiconductor Equipment		212,234

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2016

Martin Currie Emerging Markets Fund

Security		Shares	Value
Technology Hardware, Storage & Peripherals — 7.7%
Lenovo Group Ltd.		54,000	$42,354	(a)
Samsung Electronics Co., Ltd.		139	159,435 (a)
Total Technology Hardware, Storage & Peripherals			201,789
Total Information Technology			736,806
Materials — 5.5%
Chemicals — 4.2%
LG Chem Ltd.		149	42,646	(a)
Mexichem SAB de CV		13,600	33,297
PTT Global Chemical PCL		20,500	35,255	(a)
Total Chemicals			111,198
Metals & Mining — 1.3%
Southern Copper Corp.		1,200	33,252
Total Materials			144,450
Telecommunication Services — 6.1%
Diversified Telecommunication Services — 3.4%
China Unicom (Hong Kong) Ltd.		38,000	50,002	(a)
Telkom South Africa SOC Ltd.		9,636	37,460	(a)
Total Diversified Telecommunication Services			87,462
Wireless Telecommunication Services — 2.7%
PT Tower Bersama Infrastructure Tbk		52,200	22,926	*(a)
Turkcell Iletisim Hizmetleri AS		11,445	48,093	(a)
Total Wireless Telecommunication Services			71,019
Total Telecommunication Services			158,481
Total Common Stocks (Cost — $2,586,515)			2,282,133
Investments in Underlying Funds — 7.5%
iShares MSCI India ETF		1,100	29,832
iShares Trust — iShares MSCI Emerging Markets Index Fund		1,600	54,800
WisdomTree India Earnings Fund		5,700	111,207
Total Investments in Underlying Funds (Cost — $193,647)			195,839
Preferred Stocks — 1.5%
Financials — 1.5%
Banks — 1.5%
Itau Unibanco Holding SA (Cost — $44,995)		4,590	39,841
	Expiration Date	Warrants
Warrants — 1.8%
Merrill Lynch International & Co. (Magnit PJSC) (Cost — $60,471)	7/12/18	307	48,208	*(a)
Total Investments before Short-Term Investments (Cost — $2,885,628)			2,566,021

See Notes to Financial Statements.

6	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

Martin Currie Emerging Markets Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $60,355)	0.447%	60,355	$60,355
Total Investments — 100.5% (Cost — $2,945,983#)			2,626,376
Liabilities in Excess of Other Assets — (0.5)%			(14,154)
Total Net Assets — 100.0%			$2,612,222

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

Summary of Investments by Country**
China	20.8%
United States	12.9
South Korea	12.7
Taiwan	12.3
South Africa	8.3
Brazil	6.4
Mexico	4.3
Peru	4.2
Indonesia	2.5
India	2.4
Hong Kong	2.2
Turkey	1.8
Russia	1.6
Chile	1.5
Thailand	1.3
Hungary	1.3
Malaysia	1.2
Short-Term Investments	2.3
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2016 and are subject to change.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

March 31, 2016

Assets:
Investments, at value (Cost — $2,945,983)	$2,626,376
Foreign currency, at value (Cost — $614)	653
Deferred offering costs	63,689
Receivable from investment manager	29,456
Dividends and interest receivable	4,154
Prepaid expenses	8,917
Total Assets	2,733,245

Liabilities:
Payable for offering costs	38,789
Trustees’ fees payable	31
Service and/or distribution fees payable	2
Accrued expenses	82,201
Total Liabilities	121,023
Total Net Assets	$2,612,222

Net Assets:
Par value (Note 7)	$3
Paid-in capital in excess of par value	3,023,574
Overdistributed net investment income	(4,235)
Accumulated net realized loss on investments and foreign currency transactions	(87,640)
Net unrealized depreciation on investments and foreign currencies	(319,480)
Total Net Assets	$2,612,222

Net Assets:
Class FI	$8,632
Class I	$21,985
Class IS	$2,581,605

Shares Outstanding:
Class FI	1,004
Class I	2,555
Class IS	299,785

Net Asset Value:
Class FI (and redemption price)	$8.60
Class I (and redemption price)	$8.60
Class IS (and redemption price)	$8.61

See Notes to Financial Statements.

8	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2016

Investment Income:
Dividends	$14,299
Interest	37
Less: Foreign taxes withheld	(1,364)
Total Investment Income	12,972

Expenses:
Offering costs (Note 1)	93,749
Audit and tax fees	20,404
Shareholder reports	17,022
Custody fees	13,736
Investment management fee (Note 2)	10,544
Legal fees	9,883
Fund accounting fees	8,831
Registration fees	6,478
Insurance	152
Trustees’ fees	120
Transfer agent fees (Note 5)	48
Service and/or distribution fees (Notes 2 and 5)	10
Miscellaneous expenses	5,211
Total Expenses	186,188
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(173,662)
Net Expenses	12,526
Net Investment Income	446

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized (Loss) From:
Investment transactions	(41,287)	†
Foreign currency transactions	(2,038)
Net Realized Loss	(43,325)
Change in Net Unrealized Appreciation From:
Investments	213,311	‡
Foreign currencies	176
Change in Net Unrealized Appreciation (Depreciation)	213,487
Net Gain on Investments and Foreign Currency Transactions	170,162
Increase in Net Assets From Operations	$170,608

†	Net of foreign capital gains tax of $24.

‡	Net of change in accrued foreign capital gains tax of $60.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended March 31, 2016 (unaudited) and the Period Ended September 30, 2015	2016	2015†

Operations:
Net investment income	$446	$23,691
Net realized loss	(43,325)	(62,278)
Change in net unrealized appreciation (depreciation)	213,487	(532,967)
Increase (Decrease) in Net Assets From Operations	170,608	(571,554)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(15,000)	—
Decrease in Net Assets From Distributions to Shareholders	(15,000)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,168	3,007,000
Reinvestment of distributions	15,000	—
Increase in Net Assets From Fund Share Transactions	21,168	3,007,000
Increase in Net Assets	176,776	2,435,446

Net Assets:
Beginning of period	2,435,446	—
End of period*	$2,612,222	$2,435,446
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,235)	$10,319

†	For the period May 29, 2015 (inception date) to September 30, 2015.

See Notes to Financial Statements.

10	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015[3]

Net asset value, beginning of period	$8.09	$10.00

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.07
Net realized and unrealized gain (loss)	0.56	(1.98)
Total income (loss) from operations	0.54	(1.91)

Less distributions from:
Net investment income	(0.03)	—
Total distributions	(0.03)	—

Net asset value, end of period	$8.60	$8.09
Total return[4]	6.68%	(19.10)%

Net assets, end of period (000s)	$9	$8

Ratios to average net assets:
Gross expenses[5]	15.54%	19.47%
Net expenses[5,6,7]	1.50	1.41
Net investment income (loss)[5]	(0.46)	2.25

Portfolio turnover rate	20%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period May 29, 2015 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2016[2]	2015[3]

Net asset value, beginning of period	$8.09	$10.00

Income (loss) from operations:
Net investment income (loss)	(0.00) [4]	0.06
Net realized and unrealized gain (loss)	0.56	(1.97)
Total income (loss) from operations	0.56	(1.91)

Less distributions from:
Net investment income	(0.05)	—
Total distributions	(0.05)	—

Net asset value, end of period	$8.60	$8.09
Total return[5]	6.91%	(19.10)%

Net assets, end of period (000s)	$22	$14

Ratios to average net assets:
Gross expenses[6]	15.48%	18.64%
Net expenses[6,7,8]	1.14	1.15
Net investment income (loss)[6]	(0.09)	2.07

Portfolio turnover rate	20%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period May 29, 2015 (inception date) to September 30, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015[3]

Net asset value, beginning of period	$8.10	$10.00

Income (loss) from operations:
Net investment income	0.00 [4]	0.08
Net realized and unrealized gain (loss)	0.56	(1.98)
Total income (loss) from operations	0.56	(1.90)

Less distributions from:
Net investment income	(0.05)	—
Total distributions	(0.05)	—

Net asset value, end of period	$8.61	$8.10
Total return[5]	6.93%	(19.00)%

Net assets, end of period (000s)	$2,582	$2,413

Ratios to average net assets:
Gross expenses[6]	15.01%	19.11%
Net expenses[6,7,8]	1.01	1.05
Net investment income[6]	0.04	2.61

Portfolio turnover rate	20%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period May 29, 2015 (inception date) to September 30, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

14	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer staples	$22,507	$54,721	—	$77,228
Energy	28,044	103,353	—	131,397
Financials	257,552	346,592	—	604,144
Industrials	77,293	9,881	—	87,174
Information technology	333,812	402,994	—	736,806
Materials	66,549	77,901	—	144,450
Other common stocks	—	500,934	—	500,934
Investments in underlying funds	195,839	—	—	195,839
Preferred stocks	39,841	—	—	39,841
Warrants	—	48,208	—	48,208
Total long-term investments	$1,021,437	$1,544,584	—	$2,566,021
Short-term investments†	$60,355	—	—	$60,355
Total investments	$1,081,792	$1,544,584	—	$2,626,376

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $1,461,121 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund

16	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of foreign denominated assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Martin Currie and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

18	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.850%
Next $1 billion	0.825
Over $2 billion	0.800

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Martin Currie an aggregate fee equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.50%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended March 31, 2016, fees waived and/or expenses reimbursed amounted to $173,662.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class FI	Class I	Class IS
Expires September 30, 2018	$545	$768	$162,582
Expires September 30, 2019	577	1,199	171,886
Total fee waivers/expense reimbursements subject to recapture	$1,122	$1,967	$334,468

For the six months ended March 31, 2016, LMPFA did not recapture any fees.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2016, Legg Mason and its affiliates owned 99.5% of the Fund.

3. Investments

During the six months ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$529,747
Sales	478,567

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,452
Gross unrealized depreciation	(385,059)
Net unrealized depreciation	$(319,607)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2016, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$10	$12
Class I	—	28
Class IS	—	8
Total	$10	$48

20	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

For the six months ended March 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$577
Class I	1,199
Class IS	171,886
Total	$173,662

6. Distributions to shareholders by class

	Six Months Ended March 31, 2016	Period Ended September 30, 2015†

Net Investment Income:
Class FI	$29	—
Class I	84	—
Class IS	14,887	—
Total	$15,000	—

†	For the period May 29, 2015 (inception date) to September 30, 2015.

7. Shares of beneficial interest

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2016		Period Ended September 30, 2015†
	Shares	Amount	Shares	Amount

Class FI
Shares sold	—	—	1,000	$10,000
Shares issued on reinvestment	4	$29	—	—
Net increase	4	$29	1,000	$10,000

Class I
Shares sold	768	$6,168	1,777	$17,000
Shares issued on reinvestment	10	84	—	—
Net increase	778	$6,252	1,777	$17,000

Class IS
Shares sold	—	—	298,000	$2,980,000
Shares issued on reinvestment	1,785	$14,887	—	—
Net increase	1,785	$14,887	298,000	$2,980,000

†	For the period May 29, 2015 (inception date) to September 30, 2015.

Martin Currie Emerging Markets Fund 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

8. Deferred capital losses

As of September 30, 2015, the Fund had deferred capital losses of $42,424, which have no expiration date, that will be available to offset future taxable capital gains.

22	Martin Currie Emerging Markets Fund 2016 Semi-Annual Report

Martin Currie

Emerging Markets Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Martin Currie Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Martin Currie Emerging Markets Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Martin Currie Emerging Markets Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Martin Currie Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

MCXX265347 5/16 SR16-2769

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016